Commitments under Operating and Finance Leases (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Commitments under Operating Leases

	2018 €m	2017 €m	2016 €m
Within one year	353	419	402
After one year but not more than five years	769	962	978
More than five years	789	810	791
	1,911	2,191	2,171